OPERATING REVENUES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
OPERATING REVENUES	OPERATING REVENUES
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2022, 2021 and 2020:

(in thousands of $)	2022	2021	2020
Time charter revenues	593,795	603,959	235,673
Voyage charter revenues	518,398	597,812	370,130
Other revenues	1,263	1,410	2,140
Total operating revenues	1,113,456	1,203,181	607,943
In 2022, 2021 and 2020, we recognized a total of $29.3 million, $49.1 million and $16.6 million, respectively, in demurrage which is included under voyage charter revenues. Most of our voyage contracts are considered service contracts which fall under the provisions of ASC 606 because we, as the shipowner, retain control over the operations of the vessel such as directing the routes taken or the vessel speed. However, some of our voyage charter contracts could be considered to contain a lease. A voyage charter contains a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. When a lessor, we have elected the practical expedient for our time charter contracts and voyage charter contracts that qualify as leases to not separate the non-lease component, or service element, from the lease. Furthermore, ASC 842 requires us to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

For the year ended December 31, 2022 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	579,673	14,122	593,795
Voyage charter revenues	49,746	468,652	518,398
Other revenues	—	1,263	1,263
Total operating revenues	629,419	484,037	1,113,456

Variable lease income included into our time-charter agreements amounted to $18.9 million, $21.0 million and $3.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

For the year ended December 31, 2021 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	603,959	—	603,959
Voyage charter revenues	192,895	404,917	597,812
Other revenues	—	1,410	1,410
Total operating revenues	796,854	406,327	1,203,181

For the year ended December 31, 2020 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	235,673	—	235,673
Voyage charter revenues	26,111	344,019	370,130
Other revenues	—	2,140	2,140
Total operating revenues	261,784	346,159	607,943

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $29.5 million of contract assets were capitalized in the year ended December 31, 2022 under "Other current assets", of which $24.7 million was amortized up to December 31, 2022, leaving a remaining balance of $4.9 million. In 2022, $3.2 million of contract assets were amortized in relation to voyages in progress at the end of December 31, 2021.

$20.2 million of contract assets were capitalized in the year ended December 31, 2021 under "Other current assets", of which $17.0 million was amortized up to December 31, 2021, leaving a remaining balance of $3.2 million. $3.2 million of contract assets were amortized in 2021 in relation to voyages in progress at the end of December 31, 2020. In 2020, we amortized an aggregate of $13.3 million of capitalized voyage expenses, or contract assets classified as other current assets.

No impairment losses related to capitalized fulfillment costs were recognized in any of the periods.

As of December 31 2022, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2022	2021
Voyages in progress (contract assets)	14,690	14,476
Trade accounts receivable	4,468	15,916
Other current assets (capitalized fulfillment costs)	4,894	3,249
Total	24,052	33,641

As of December 31, 2022, we recorded $16.2 million (2021: $20.0 million) in total deferred charter revenue for consideration received or unearned revenue related to ongoing voyages at period end. In 2022, we recognized $20.0 million in revenue, which was deferred as at December 31, 2021, as the performance obligations were met. Credit loss allowance as of December 31, 2022 relating to the contract assets above amounted to $0.1 million. No impairment losses were recognized as of December 31, 2022.

In 2021, we exited the CCL pool and, as such, no revenue was recognized relating to our vessels under the CCL RSA for the year ended December 31, 2022. Total revenues for 2021 and 2020 relating to our owned vessels that were under the CCL RSA or arrangements where we are considered the principal were $378.7 million and $264.1 million, respectively. In addition to these amounts, we retained or paid a net pro/contra amount based on a net settlement of our relative share of the pool results. The net pro/contra amounts relating to the pool arrangements where we were considered the principal were net negative $0.4 million and $2.0 million respectively, for 2022 and 2021 and positive $3.0 million in 2020.These amounts are presented under the line item “other operating income (expenses), net”.

Total lease revenues for 2022, 2021 and 2020 relating to our owned Supramax vessels that were under the CTM RSA and which have been accounted for as operating leases were nil, $17.3 million and $8.6 million, respectively.